Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss) from continuing operations	$ (5,877,882)	$ 1,153,290	$ (8,235,449)	$ (2,473,703)
Net loss from discontinued operations		(3,747,034)	(3,422,225)	(5,657,494)
Net loss for the period	(5,877,882)	(2,593,744)	(11,657,674)	(8,131,197)	$ (2,300,571)	$ (1,394,641)
Adjustments for non-cash items:
Loss on loss of control of Bophelo Bio, net of cash surrendered		2,571,054	2,375,840
Gain on bargain purchase		(12,760,356)	(12,760,356)
Share based payments to social development trust		2,174,908	2,124,615
Depreciation and amortization	2,150,045	1,685,038	3,763,321	309,022	248,743	198,824
Change in fair value of biological assets	(108,239)		(1,216,130)	713,135
Change in fair value of financial asset at fair value through profit or loss	(464)	472,311	516,281
Stock-based compensation		576,340	559,225
Interest expenses	219,936	122,829	210,996	1,139,475	645,162	493,807
Write-off of property, plant and equipment					23,748
Fair value o’ RSU’s issued			2,498,754
Fair value of RSU’s exercised, net of cancelled shares	753,759
Gain on settlement on debt	(10,422)		(67,075)
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	599,081	(118,397)	(591,072)	(242,357)
Prepayments	(129,786)	(932,981)	(709,124)	(129,044)	(113,175)	(310)
Inventory	467,285		501,706	(712,524)	(611)
Trade and other payables	1,025,203	330,065	2,915,276		140,897	42,285
Other current liabilities				496,428
Due to related parties		119,212	66,021		3,339	17,707
Cash flows used in operating activities	(911,484)	(8,353,721)	(11,469,396)	(6,557,062)	(1,352,468)	(642,328)
Cash flows from investing activities:
Acquisition of Holigen, net of cash acquired and holdback		(2,366,593)	(2,366,609)
Purchase of financial assets at fair value through profit or loss		(801,160)	(801,160)
Additions to property, plant and equipment	(1,935)	(263,391)	(310,946)	(576,472)	(439,137)	(670,297)
Proceeds from advances issued					6,934	(6,848)
Payments for acquisition of cannabis licenses						(15,625)
Cash surrendered on loss of control of Bophelo Bio Sciences		(800,794)	(739,947)
Cash flows used in investing activities	(1,935)	(4,231,938)	(4,218,662)	(576,472)	(432,203)	(692,770)
Cash flows from financing activities:
Proceeds from IPO, net of costs		14,654,593	14,654,593
Proceeds from private placement, net of costs		278,482	278,482	5,054,058
Proceeds from share issue				5,054,058	1,477
Loans received	1,495,597	495,665	501,217	6,679,135	1,169,796	2,116,312
Loans repaid	(221,063)	(189,892)	(649,661)		(137,788)
Lease payments	(60,000)	(596,522)	(645,995)	(497,502)
Cash flows provided by financing activities	1,214,534	14,642,326	14,138,636	11,235,691	1,033,485	2,116,312
Net increase (decrease) in cash and cash equivalents	301,115	2,056,667	(1,549,422)	4,102,157	(751,186)	781,214
Effects of exchange rate changes on cash and cash equivalents	(113,580)	(1,148,843)	(1,690,165)	(620,271)	(54,873)	14,205
Cash and cash equivalents at the beginning of the period	255,803	3,495,390	3,495,390	13,504	819,563	24,144
Cash and cash equivalents at the end of the period	$ 443,338	$ 4,403,214	$ 255,803	$ 3,495,390	$ 13,504	$ 819,563